GOODWILL (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2022	2021	2022	2021	2022	2021
Balance, beginning of year	$21,216	$15,539	$(989)	$(825)	$20,227	$14,714
Acquisitions through business combinations	9,581	6,591	—	—	9,581	6,591
Impairment losses	—	—	(121)	(177)	(121)	(177)
Foreign currency translation and other[1]	(1,030)	(914)	5	13	(1,025)	(901)
Balance, end of year	$29,767	$21,216	$(1,105)	$(989)	$28,662	$20,227

Disclosure of detailed information about goodwill	Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2022	2021
Private Equity	(a)	$16,264	$8,657
Infrastructure	(b)	8,789	8,979
Real Estate	(c)	1,756	1,264
Renewable Power and Transition	(d)	1,500	966
Asset Management		353	361
Total		$28,662	$20,227